Schedule of Investments (unaudited) July 31, 2023	iShares U.S. Long Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.0%
Fannie Mae, 5.63%, 07/15/37	$4,000	$4,542,018
Federal Home Loan Banks, 5.50%, 07/15/36	4,730	5,278,437
Tennessee Valley Authority 5.88%, 04/01/36	11,841	13,284,388
3.50%, 12/15/42	66	53,857

		23,158,700

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $24,754,939)		23,158,700

U.S. Treasury Obligations
U.S. Treasury Bonds 4.50%, 02/15/36 - 08/15/39(a)	23,966	25,382,427
4.75%, 02/15/37 - 02/15/41(a)	36,028	39,206,607
5.00%, 05/15/37(a)	28,315	31,593,346
4.38%, 02/15/38 - 05/15/41	32,870	34,153,569
3.50%, 02/15/39	12,761	12,023,753
4.25%, 05/15/39 - 11/15/40	20,025	20,531,987
4.63%, 02/15/40	13,475	14,430,883
1.13%, 05/15/40 - 08/15/40(a)	95,955	60,642,316
3.88%, 08/15/40 - 05/15/43(a)	47,603	45,549,860
1.38%, 11/15/40 - 08/15/50	127,489	75,869,298
1.88%, 02/15/41 - 11/15/51(a)	242,985	164,397,240
2.25%, 05/15/41 - 02/15/52(a)	339,378	247,521,161
1.75%, 08/15/41	44,509	30,681,653
3.75%, 08/15/41 - 11/15/43	47,466	44,467,773
2.00%, 11/15/41 - 08/15/51	174,541	117,050,867
3.13%, 11/15/41 - 05/15/48	76,936	65,459,971
2.38%, 02/15/42 - 05/15/51(a)	74,460	54,403,889
3.00%, 05/15/42 - 08/15/52(a)	341,392	281,618,064
3.25%, 05/15/42	23,247	20,330,228
2.75%, 08/15/42 - 11/15/47	157,938	125,599,235

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued) 3.38%, 08/15/42 - 11/15/48	$71,477	$63,099,179
4.00%, 11/15/42 - 11/15/52	88,000	87,127,594
2.88%, 05/15/43 - 05/15/52(a)	138,608	111,874,354
3.63%, 08/15/43 - 05/15/53	134,356	125,164,672
2.50%, 02/15/45 - 05/15/46(a)	262,530	197,718,568
1.25%, 05/15/50(a)	28,428	15,497,702
1.63%, 11/15/50(a)	258,969	155,998,474

Total U.S. Treasury Obligations — 97.4% (Cost: $2,703,627,803)		2,267,394,670

Total Long-Term Investments — 98.4% (Cost: $2,728,382,742)		2,290,553,370

	Shares

Short-Term Securities

Money Market Funds — 21.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(b)(c)(d)	495,324,795	495,473,392

Total Short-Term Securities — 21.3% (Cost: $495,275,123)		495,473,392

Total Investments — 119.7% (Cost: $3,223,657,865)		2,786,026,762
Liabilities in Excess of Other Assets — (19.7)%		(457,649,329)

Net Assets — 100.0%		$2,328,377,433

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$667,911,530	$—	$(172,796,211	)(a)	$38,301	$319,772	$495,473,392	495,324,795	$1,258,348	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2023	iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	41	09/20/23	$5,433	$(89,624)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$23,158,700	$—	$23,158,700
U.S. Treasury Obligations	—	2,267,394,670	—	2,267,394,670
Short-Term Securities
Money Market Funds	495,473,392	—	—	495,473,392

	$495,473,392	$2,290,553,370	$—	$2,786,026,762

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(89,624)	$—	$—	$(89,624)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	2